Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues, net of rebates and discounts	$ 129,996	$ 135,812	$ 122,031
Business taxes and surcharges	(361)	(1,878)	(3,904)
Net revenues	129,635	133,934	118,127
Cost of revenues	(60,034)	(55,755)	(50,258)
Gross profit	69,601	78,179	67,869
Operating expenses
Research and development expenses	(38,250)	(29,252)	(21,740)
Sales and marketing expenses	(15,042)	(13,527)	(9,848)
General and administrative expenses	(28,774)	(26,945)	(18,663)
Total operating expenses	(82,066)	(69,724)	(50,251)
Operating income / (loss)	(12,465)	8,455	17,618
Interest income	5,833	6,733	$ 1,189
Interest expense	(239)	(163)
Other income, net	3,627	13,966	$ 4,679
Share of income/(loss) from an equity investee	(12)	(259)	25
Income/(loss) from continuing operations before income tax	(3,256)	28,732	23,511
Income tax (expense)/benefit	886	(463)	(560)
Net income/(loss) from continuing operations	(2,370)	28,269	22,951
Discontinued operations
Loss from discontinued operations before income taxes	(10,048)	(20,330)	(13,779)
Income tax benefit / (expense)	(2,048)	1,923	1,207
Net loss from discontinued operations	(12,096)	(18,407)	(12,572)
Net income/(loss)	(14,466)	9,862	10,379
Less: Net (loss) attributable to the non-controlling interest	(1,299)	(950)	(283)
Net income/(loss) attributable to Xunlei Limited	$ (13,167)	$ 10,812	10,662
Net income attributable to shareholders
Allocation of net income to participating preferred shareholders			$ (4,094)
Acceleration of amortization of beneficial conversion feature		$ (49,346)
Deemed dividend to certain shareholders from repurchase of shares		(14,926)
Deemed dividend to preferred shareholders upon initial public offering		(32,807)
Net income/(loss) attributable to Xunlei Limited's common shareholders	$ (13,167)	(105,366)	$ 2,268
Net income/(loss)	(14,466)	9,862	10,379
Other comprehensive income / (loss): Foreign currency translation adjustment, net of tax	(9,945)	(114)	2,775
Comprehensive income/(loss)	(24,411)	9,748	13,154
Less: comprehensive loss attributable to non-controlling interest shareholders	(1,198)	(955)	(276)
Comprehensive income/(loss) attributable to Xunlei Limited	$ (23,213)	$ 10,703	$ 13,430
Basic net income/(loss) per share attributable to Xunlei Limited from continuing operations	$ 0.00	$ (0.45)	$ 0.24
Basic net loss per share attributable to Xunlei Limited from discontinued operations	$ (0.04)	$ (0.09)	$ (0.20)
Weighted average number of common shares outstanding-basic	335,987,595	194,711,227	61,447,372
Diluted net income/(loss) per share attributable to Xunlei Limited from continuing operations	$ 0.00	$ (0.45)	$ 0.18
Diluted net loss per share attributable to Xunlei Limited from discontinued operations	$ (0.04)	$ (0.09)	$ (0.17)
Weighted average number of common shares outstanding-diluted	335,987,595	194,711,227	76,065,898
Series D Preferred Stock [Member]
Net income attributable to shareholders
Deemed dividend to shareholder from its modification		$ (279)
Accretion to convertible redeemable preferred shares redemption value		(1,870)	$ (4,300)
Series C To One Series C [Member]
Net income attributable to shareholders
Contingent beneficial conversion feature		(57)
Series E Preferred Shares [Member]
Net income attributable to shareholders
Accretion to convertible redeemable preferred shares redemption value		(12,754)
Amortization of beneficial conversion feature		(4,139)
Acceleration of amortization of beneficial conversion feature		$ (49,346)